employee future benefits - Disaggregation of defined benefit pension (Details) - Pension plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined benefit pension plans - funded status overview
PBSR prior year interim estimate of solvency position		$ 375
PBSR composite weighted average discount rate	2.90%	2.50%
Hypothetical basis points decrease in PBSR composite weighted average discount rate (as a per cent)	0.25%	0.25%
Decrease in the PBSR solvency position with hypothetical decrease of 25 basis points in the composite weighted average discount rate	$ 297	$ 330
Minimum
Defined benefit pension plans - funded status overview
PBSR interim solvency ratio	106.00%	95.00%
PBSR annual solvency ratio		94.00%
PBSR interim three-year solvency ratio	99.00%	97.00%
PBSR annual three-year solvency ratio		96.00%
Maximum
Defined benefit pension plans - funded status overview
PBSR interim solvency ratio	122.00%	109.00%
PBSR annual solvency ratio		108.00%
PBSR interim three-year solvency ratio	113.00%	109.00%
PBSR annual three-year solvency ratio		108.00%
Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Defined benefit obligations - Difference between actual results and estimated plan assumptions	$ (456)	$ (67)
Mortality rate
Defined benefit pension plans - funded status overview
Defined benefit obligations - Difference between actual results and estimated plan assumptions	$ 375